TRADE AND NOTES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
TRADE AND NOTES PAYABLES
Schedule of trade and notes payables

	December 31, 2020	December 31, 2019
		(Restated)
Trade payables	9,972,937	7,882,265
Notes payable	5,467,922	4,726,541

	15,440,859	12,608,806

Schedule of ageing analysis of trade and notes payables

	December 31, 2020	December 31, 2019
		(Restated)
Within 1 year	14,923,453	12,170,016
Between 1 and 2 years	210,587	229,221
Between 2 and 3 years	119,587	30,718
Over 3 years	187,232	178,851

	15,440,859	12,608,806